Inventories	12 Months Ended
Dec. 25, 2010
Inventory, Net [Abstract]
Inventories	Note 3: Inventories

(in millions)	2010	2009
Finished goods	$184.7	$182.4
Work in process	20.0	19.6
Raw materials and supplies	74.4	63.5
Total inventories	$279.1	$265.5